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                            CLAYMORE SECURITIES, INC.
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532

                                October 15, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn: Filing Desk, Stop 1-4

     Re:  Everen Unit Investment Trusts, Series 38
          33-62735 CIK #910905

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 9, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on October 12, 2004.

                                  Very truly yours,


                                  CLAYMORE SECURITIES, INC.

                                  /s/ Nicholas Dalmaso

                                  Nicholas Dalmaso
                                  Senior Managing Director and
                                    General Counsel